Finance income	12 Months Ended
Sep. 30, 2024
Finance income
Finance income	6. Finance income

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2024	2023	2022
	$'000	$'000	$'000
Bank interest	930	41	—